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                                           May 4, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:      Office of Filings, Information & Consumer Services

         RE:    Forward Funds, Inc. (the "Company")
                Forward Hansberger International Growth Fund
                Forward Hoover Small Cap Equity Fund
                Forward Hoover Mini-Cap Fund
                Forward International Small Companies Fund
                Forward Uniplan Real Estate Investment Fund
                Sierra Club Balanced Fund
                Sierra Club Stock Fund (the "Funds")
                File Nos. 333-37367 and 811-8419

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statements of Additional Information for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 24 to the Company's Registration Statement on Form N-1A (the "Amendment"). The Amendment was filed electronically on April 29, 2004 (Accession # 0001193125-04-074220).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 338-5135.

                                           Very truly yours,

                                           /s/ Rebecca D. Gilding
                                           ----------------------
                                           Rebecca. D. Gilding
                                           Regulatory Administration Specialist